OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2014
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

8. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31, 2013	At June 30, 2014
Payable for purchase of property, plant and equipment	$116,661	$95,350
Other payables	42,716	49,927
	$159,377	$145,277